Other non-operating expense (income) (Tables)	12 Months Ended
Dec. 31, 2025
Other Non Operating Expense [Abstract]
Summary of Other non-operating expense (income)	Other non-operating expense (income)

	Year ended
	December 31, 2025	December 31, 2024	December 31, 2023
Restructuring charges	122	128	4,519
Impairment of intangible assets	—	597	—
Income from investor arrangements	(4,000)	—	—
Other	647	197	712
Total	(3,231)	922	5,231